USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	97.4%
Advertising	4.8%
Interpublic Group of Cos., Inc. (The)	3.0%	9,100	$287,833
Omnicom Group, Inc.	1.8%	1,690	174,729
			462,562
Banks	21.8%
Associated Banc-Corp.	2.1%	9,529	205,255
Bank of America Corp.	2.1%	5,275	209,312
Bank of New York Mellon Corp. (The)	4.0%	5,363	385,385
East West Bancorp, Inc.	2.7%	3,130	258,976
Goldman Sachs Group, Inc. (The)	4.1%	796	394,107
JPMorgan Chase & Co.	3.7%	1,710	360,571
Royal Bank of Canada	3.1%	2,440	304,341
			2,117,947
Beverages	4.5%
Coca-Cola Co. (The)	4.5%	6,147	441,723
Biotechnology	4.4%
Gilead Sciences, Inc.	4.4%	5,077	425,656
Chemicals	1.5%
Nutrien Ltd.	1.5%	3,092	148,602
Commercial Services	1.9%
Robert Half, Inc.	1.9%	2,682	180,794
Diversified Financial Services	8.2%
CME Group, Inc.	2.3%	1,012	223,298
Jefferies Financial Group, Inc.	4.5%	7,086	436,143
Radian Group, Inc.	1.4%	4,109	142,541
			801,982
Food	1.9%
Conagra Brands, Inc.	1.9%	5,788	188,226
Healthcare-Products	3.8%
Medtronic PLC	3.8%	4,081	367,412
Insurance	4.2%
Old Republic International Corp.	4.2%	11,579	410,128
Media	3.3%
Comcast Corp. – Class A	3.3%	7,803	325,931
Packaging & Containers	1.5%
Sonoco Products Co.	1.5%	2,747	150,069
Pharmaceuticals	12.2%
AbbVie, Inc.	4.1%	2,032	401,280
Johnson & Johnson	4.3%	2,601	421,518
Merck & Co., Inc.	2.1%	1,827	207,474

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

	% of Total Net Assets	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1.7%	5,497	$159,083
			1,189,355
REITS	10.0%
Camden Property Trust	1.4%	1,073	132,548
Host Hotels & Resorts, Inc.	2.7%	14,728	259,213
Lamar Advertising Co. – Class A	2.7%	1,966	262,657
Mid-America Apartment Communities, Inc.	1.3%	784	124,578
STAG Industrial, Inc.	1.9%	4,856	189,821
			968,817
Retail	3.4%
MSC Industrial Direct Co., Inc. – Class A	1.9%	2,149	184,943
Target Corp.	1.5%	958	149,314
			334,257
Semiconductors	2.3%
Texas Instruments, Inc.	2.3%	1,073	221,650
Software	4.2%
Paychex, Inc.	4.2%	3,038	407,669
Telecommunications	3.5%
Cisco Systems, Inc.	3.5%	6,346	337,734
Total Common Stocks
(Cost $8,490,714)	97.4%		9,480,514
Money Market Funds	2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%(a)
(Cost $229,461)	2.4%	229,461	229,461
Total Investments
(Cost $8,720,175)	99.8%		9,709,975
Other Assets in Excess of Liabilities	0.2%		14,811
Total Net Assets	100.0%		$9,724,786

(a)	Reflects the 7-day yield at September 30, 2024.

Summary of Portfolio Holdings by Country^
United States	95.3%
Canada	4.7
100.0%

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	44.2%
Consumer, Non-cyclical	28.7%
Communications	11.6%
Technology	6.5%
Consumer, Cyclical	3.4%
Money Market Funds	2.4%
Industrial	1.5%
Basic Materials	1.5%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.